Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
The Company uses derivative instruments to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at September 30, 2020, the Company was not committed to any foreign currency forward contracts.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity dates of the swaps, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in 2021, 2023 and 2025. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2021, 2023 and 2025. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2021, 2023 and 2025. As at September 30, 2020, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(20,638)	1.1
850,000	102,000	NIBOR	4.60%	7.89%	(18,606)	2.9
1,000,000	112,000	NIBOR	5.15%	5.74%	(5,529)	4.9
					(44,773)

Interest Rate Risk

The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at September 30, 2020, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debts were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Swap Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	821,196	(73,352)	4.0	3.0
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	70,577	(6,395)	2.9	3.9
			(79,747)

(1)Excludes the margins the Company pays on its variable-rate debt which, as of September 30, 2020, ranged from 0.3% to 3.95%.
(2)Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2021 and 2024, at which time the swaps will be settled based on their fair value.
Stock Purchase Warrants

Prior to the 2019 Brookfield Transaction, Teekay held 15.5 million common unit warrants issued by Altera to Teekay in connection with the 2017 Brookfield Transaction (or the Brookfield Transaction Warrants) (see Note 4) and 1,755,000 warrants to purchase common units of Altera issued to Teekay in connection with Altera's private placement of Series D Preferred Units in June 2016 (or the Series D Warrants). As part of the 2019 Brookfield Transaction, Teekay sold to Brookfield all of the Company’s remaining interests in Teekay Offshore, which included, among other things, both the Brookfield Transaction Warrants and Series D Warrants.
Tabular Disclosure

The following tables present the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at September 30, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(65)	(3,132)	(10,790)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(3,572)	(27,821)	(34,367)
Cross currency swap agreements	—	—	(956)	(6,266)	(37,551)
Forward freight agreements	—	—	—	(483)	—
	—	—	(4,593)	(37,702)	(82,708)

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(13)	(836)	(3,475)
Derivatives not designated as a cash flow hedge:
Foreign currency forward contracts	—	—	—	(202)	—
Interest rate swap agreements	932	1,916	(2,948)	(15,478)	(29,452)
Cross currency swap agreements	—	—	(456)	(22,661)	(18,987)
Forward freight agreements	—	—	—	(86)	—
	932	1,916	(3,417)	(39,263)	(51,914)
(1)Represents accrued interest related to derivative instruments presented in accrued liabilities and other on the consolidated balance sheets (see Note 8).
(2)Represents the current portion of derivative liabilities presented in accrued liabilities and other on the consolidated balance sheets (see Note 8).

As at September 30, 2020, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s unaudited consolidated balance sheets. As at September 30, 2020, these derivatives had an aggregate fair value asset amount of nil and an aggregate fair value liability amount of $100.5 million. As at September 30, 2020, the Company had $8.9 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and long-term on the consolidated balance sheets.
For the periods indicated, the following tables present the gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended September 30, 2020		Three Months Ended September 30, 2019
Amount of Gain Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Recognized in OCI	Amount of Gain Reclassified from Accumulated OCI to Interest Expense
616	(835)	(2,244)	22

Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
Amount of Loss Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Recognized in OCI	Amount of Gain Reclassified from Accumulated OCI to Interest Expense
(9,610)	(1,469)	(9,646)	430

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the unaudited consolidated statements of (loss) income as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(5,349)	(2,247)	(11,905)	(5,720)
Foreign currency forward contracts	379	—	138	—
Stock purchase warrants	—	—	—	(25,559)
Forward freight agreements	(183)	435	(433)	393
	(5,153)	(1,812)	(12,200)	(30,886)
Unrealized gains (losses) relating to:
Interest rate swap agreements	3,956	(623)	(20,107)	(14,839)
Foreign currency forward contracts	(53)	(435)	202	(536)
Stock purchase warrants	—	—	—	26,900
Forward freight agreements	(221)	946	(299)	1,050
	3,682	(112)	(20,204)	12,575
Total realized and unrealized losses on derivative instruments	(1,471)	(1,924)	(32,404)	(18,311)

Realized and unrealized (losses) gains from cross currency swaps are recognized in earnings and reported in foreign exchange (loss) gain in the unaudited consolidated statements of (loss) income as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	—	—	(33,844)	—
Realized losses	(1,669)	(1,431)	(4,915)	(3,952)
Unrealized gains (losses)	1,489	(23,759)	(2,169)	(25,819)
Total realized and unrealized losses on cross currency swaps	(180)	(25,190)	(40,928)	(29,771)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.